Other Current Financial Assets - Summary (Details) € in Millions, R$ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 EUR (€)
Disclosure of financial assets [line items]
Other current financial assets	€ 2,444		€ 3,835
Short-term credits
Disclosure of financial assets [line items]
Other current financial assets	128		1,306
Short-term deposits and guarantees
Disclosure of financial assets [line items]
Other current financial assets	439		760
Short-term deposits and guarantees | Telefónica Brasil, Claro S.A. And TIM S.A.
Disclosure of financial assets [line items]
Other current financial assets	94	R$ 522
Short-term derivative financial assets (Note 19)
Disclosure of financial assets [line items]
Other current financial assets	712		995
Other current financial assets
Disclosure of financial assets [line items]
Other current financial assets	€ 1,165		€ 774